Long-Term Debt - Estimated future principal payments due (Details) - USD ($) $ in Thousands	Sep. 01, 2022	Dec. 31, 2020	Dec. 31, 2019
Long-term Debt, Fiscal Year Maturity [Abstract]
Long-term debt excluding finance lease obligations, net		$ 4,607,767	$ 5,445,524
Finance lease obligations, non-current, Total		199
Finance lease obligations, non-current, Less than 1 year		107
Finance lease obligations, non-current, 1-3 years		92
Long-term debt		4,941,199
Total contractual obligations, Less than 1 year		107
Total contractual obligations, 1-3 years		2,341,092
Total contractual obligations, More than 5 years		2,600,000
Term Loan G
Long-term Debt, Fiscal Year Maturity [Abstract]
Long-term debt excluding finance lease obligations, net		2,341,000	2,710,000
Long-term debt excluding finance lease obligations, 1-3 years		2,341,000
7.125% Notes
Long-term Debt, Fiscal Year Maturity [Abstract]
Long-term debt excluding finance lease obligations, net			1,560,000
5.750% Notes
Long-term Debt, Fiscal Year Maturity [Abstract]
Long-term debt excluding finance lease obligations, net		1,300,000
More than 5 years		1,300,000
Senior PIK Note
Long-term Debt, Fiscal Year Maturity [Abstract]
Long-term debt excluding finance lease obligations, net	$ 300,000		$ 1,178,727
Senior Convertible PIK Notes, net of discount
Long-term Debt, Fiscal Year Maturity [Abstract]
Long-term debt excluding finance lease obligations, net		1,300,000
More than 5 years		$ 1,300,000